Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid professional fees	$ 90,431	$ 33,665	$ 33,062
Prepaid directors and officers’ liability insurance premium	12,834	9,741	27,192
Deferred offering costs			175,136
Deferred leasing costs	28,980	31,587	33,402
Security deposit	12,256	17,654
Due from broker	33,160	32,885	37,187
Finished goods	90,116	92,230
Recoverable VAT	10,094	9,245	6,218
Others	50,197	72,353	55,797
Total	$ 367,818	$ 299,360	$ 367,994